Consolidated statements of financial position - CAD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash	$ 507	$ 1,572
Cash equivalents	3	0
Short-term investments	0	400
Trade and other receivables	4,011	4,489
Inventory	453	420
Contract assets	485	477
Contract costs	713	702
Prepaid expenses	399	259
Other current assets	409	524
Assets held for sale	87	80
Total current assets	7,067	8,923
Non-current assets
Contract assets	259	282
Contract costs	955	888
Property, plant and equipment	29,520	30,001
Intangible assets	16,737	16,786
Deferred tax assets	138	136
Investments in associates and joint ventures	335	341
Post-employment benefit assets	3,710	3,578
Other non-current assets	2,238	2,289
Goodwill	10,175	10,261
Total non-current assets	64,067	64,562
Total assets	71,134	73,485
Current liabilities
Trade payables and other liabilities	4,288	4,507
Contract liabilities	677	774
Interest payable	419	392
Dividends payable	425	933
Current tax liabilities	229	42
Debt due within one year	5,037	7,669
Liabilities held for sale	500	529
Total current liabilities	11,575	14,846
Non-current liabilities
Contract liabilities	374	350
Long-term debt	32,522	32,835
Deferred tax liabilities	5,516	5,244
Post-employment benefit obligations	1,154	1,204
Other non-current liabilities	1,616	1,646
Total non-current liabilities	41,182	41,279
Total liabilities	52,757	56,125
Contingency
Equity attributable to BCE shareholders
Contributed surplus	1,295	1,278
Accumulated other comprehensive income (loss)	240	(159)
Deficit	(8,385)	(8,441)
Total equity attributable to BCE shareholders	18,067	17,071
Non-controlling interest	310	289
Total equity	18,377	17,360
Total liabilities and equity	71,134	73,485
Preferred shares
Equity attributable to BCE shareholders
Stated capital	3,424	3,533
Common shares
Equity attributable to BCE shareholders
Stated capital	$ 21,493	$ 20,860